Fair Values of Derivative Financial Instruments (Detail) In Millions	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ($)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other USD ($)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities USD ($)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities USD ($)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets USD ($)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Investments and other assets - Other JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Other current liabilities USD ($)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Other current liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements Other long-term liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Prepaid expenses and Other current assets USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Prepaid expenses and Other current assets JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Investments and other assets - Other JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other current liabilities USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other current liabilities JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other current liabilities JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other long-term liabilities USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other long-term liabilities JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts Other long-term liabilities JPY (¥)
Derivatives, Fair Value [Line Items]
Derivative assets	$ 1,567	¥ 130,322	¥ 139,997	$ 671	¥ 55,794	¥ 45,567	¥ 74,528	$ 896	¥ 94,430
Derivative liabilities	(103)	(8,598)	(33,831)							(89)	(7,410)	(21,786)	(1,188)	(14)	(12,045)
Derivative assets																284,365	3,420	222,823	99,093	1,192	54,474	2,228	185,272	168,349							32	2,619	6,173	32	2,619	6,135	38
Derivative liabilities																¥ (197,396)	$ (2,374)	¥ (217,917)							¥ (64,611)	$ (777)	¥ (38,152)	$ (1,597)	¥ (132,785)	¥ (179,765)	$ (172)	¥ (14,277)	¥ (20,981)					$ (171)	¥ (14,202)	¥ (20,843)	$ (1)	¥ (75)	¥ (138)